Related Parties Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Related Parties Transactions

NOTE 8 - RELATED PARTIES TRANSACTIONS:

a.
In January 2009, InspireMD Ltd. signed a sub-lease agreement with a company controlled by the Company's shareholders, for a period of 12.5 months, for a monthly rent payment of $1 thousand. In 2010, the rent period was extended for an additional year, and the rent payments increased by 10%. In 2011, the rent period was extended for an additional year.

b.
On May 6, 2008, InspireMD Ltd. entered into a consultancy agreement (hereafter - the “2008 Consultancy Agreement”) for marketing services with a member of the immediate family of the CEO. Pursuant to the 2008 Consultancy Agreement, InspireMD Ltd. paid a fixed hourly fee of $45 (154 NIS) in Israel and a fixed daily fee of $400 when traveling  abroad with respect to the consulting services. On September 1, 2011, effective April 1, 2011, the 2008 Consultancy Agreement was terminated and InspireMD Ltd. entered into a new consultancy agreement pursuant to which the controlling shareholder would be retained to serve as the Company’s vice president of sales. Pursuant to the agreement, she would be entitled to a monthly consultancy fee of $12,500 from April 1, 2011 through June 30, 2011 and is entitled to a monthly consultancy fee of $15,500 thereafter. The 2011 Consultancy Agreement has no termination date, but may be terminated without cause by InspireMD Ltd. upon 30 days’ notice, and may be terminated with cause by InspireMD Ltd. immediately, upon the occurrence of certain events, such as a breach of fiduciary duties owed to the Company.

c.	During 2007, InspireMD Ltd. received a loan of $40 thousand from its controlling shareholders. Half of the loan was paid during 2009, and the second half was paid during 2011.

d.
On April 1, 2005, InspireMD Ltd. entered into employment agreements with the Company’s president and the Company’s CEO (both are shareholders). Such employment agreements were subsequently amended on October 1, 2008 (in the case of the Company’s CEO) and March 28, 2011 (in the case of the both the president and the CEO). Pursuant to these employment agreements, as amended on March 28, 2011, each officer was entitled to a monthly gross salary of $15,367. Each officer was also entitled to certain social and fringe benefits as set forth in the employment agreements, which totaled 25% of their gross salary, as well as a company car. Each officer was also entitled to a minimum bonus equivalent to three monthly gross salary payments based on achievement of objectives and board of directors’ approval. Each officer was eligible to receive stock options pursuant to his agreement following its six month anniversary, subject to board approval. If such officer’s employment was terminated with or without cause, he was entitled to at least six months’ prior notice, and would have been paid his salary and all social and fringe benefits in full during such notice period.

On April 1, 2011, the employment agreement with each of the Company's president and CEO was terminated and the Company entered into a consultancy agreement with each of the Company's president and CEO for a monthly consulting fee of $21,563 for each officer.

At the request of the compensation committee, each of the Company's CEO and president agreed, effective as of December 1, 2011, to terminate his consultancy agreement, be compensated as an employee and enter into a new employment agreement on substantially the same terms as each officer’s consultancy agreement.

e.
During the second half of 2008, InspireMD Ltd. decreased the salaries for most of its employees due to the economic slowdown. InspireMD Ltd. also decreased the salaries of the president and CEO. Their salaries were decreased 25%, and an additional 25% was accrued and recorded in “Accounts payable-trade.” The accrued amounts were fully paid as of the December 31, 2010.

In September 2009, the 25% decrease in salaries described above was cancelled.

f.	InspireMD Ltd. entered into a new license agreement to use a unique stent design developed by an American company own by a former director of InspireMD Ltd. (hereafter - “MGuard Prime”). See Note 9b.

g.	Certain directors of the Company were granted options to purchase shares of the Company’s common stock, see Note 10.

h.	Balances with related parties:

	December 31
	2011	2010
	($ in thousands)
Current liabilities:
Trade payable	$2	$3
Other accounts payable	$22	$121
Loans from shareholders		$20

i.	Transactions with related parties:

	Year ended December 31
	2011	2010	2009
	($ in thousands)
Expenses:
Share based compensation	$8,212	$236	$-
Salaries and related expenses	$147	$241	$152
Consulting fee	$445	$226	$194
Financial expenses			$1
Rent income	$(16)	$(15)	$(13)